Net Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of earnings per unit
Series B (Preferential rights) – Earnings per unit	June 30, 2021	June 30, 2020
Net loss attributable to the Company	$(10,429,495)	$(1,216,798)
Common interests (number of units)	34,965,001	10,345,002

Earning per unit	$(0.30)	$(0.12)

Series B (Preferential rights) – Earnings per unit	December 31, 2020	December 31, 2019	December 31, 2018
Net income (loss) attributable to the Company	$(2,472,572)	$(1,563,330)	$(120,002)
Common interests (number of units)	18,735,000	1,295,000	120,002
Earning per unit	$(0.13)	$(1.21)	$(1.00)